SUB-ADVISORY AGREEMENT

AGREEMENT made as of the 1st day of August, 2024 by and between Mercer Investments LLC, a Delaware limited liability company (the “Advisor”), and BennBridge Ltd, a limited company incorporated under the laws of England and Wales (the “Sub-Advisor”).

WHEREAS, the Advisor and the Sub-Advisor are registered investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and engage in the business of providing investment management services; and

WHEREAS, the Advisor has been retained to act as investment adviser pursuant to an Investment Management Agreement, dated July 1, 2014 and as amended from time to time (the “Advisory Agreement”), with Mercer Funds (the “Trust”), a Delaware statutory trust registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which consists of several separate series of shares, each having its own investment objectives and policies, and which is authorized to create additional series in the future; and

WHEREAS, the Advisory Agreement permits the Advisor, subject to the supervision and direction of the Trust’s Board of Trustees, to delegate certain of its duties under the Advisory Agreement to other investment advisers, subject to the requirements of the 1940 Act; and

WHEREAS, the Advisor desires to retain the Sub-Advisor to assist the Advisor in the provision of a continuous investment program for that portion of one or more of the Trust’s series’ (each a “Fund”) assets which the Advisor will assign to the Sub-Advisor (the “Sub‑Advisor Assets”), and the Sub-Advisor is willing to render such services, subject to the terms and conditions set forth in this Agreement.

NOW, THEREFORE, in consideration of mutual covenants recited below, the parties agree and promise as follows:

1.                  Appointment as Sub-Advisor.

(a)        The Advisor hereby appoints the Sub-Advisor to act as investment adviser for and to manage the Sub-Advisor Assets, subject to the supervision of the Advisor and the Board of Trustees of the Trust, and subject to the terms of this Agreement; and the Sub-Advisor hereby accepts such appointment.  In such capacity, the Sub-Advisor shall be responsible for the investment management of the Sub-Advisor Assets.  The Sub-Advisor agrees to exercise the same degree of skill, care and diligence in performing its services under this Agreement as the Sub-Advisor exercises in performing similar services with respect to other fiduciary accounts for which the Sub-Advisor has investment responsibilities, and that a prudent manager would exercise under the circumstances.

(b)        The Sub-Advisor is authorized and regulated in the conduct of its investment business by the Financial Conduct Authority of the United Kingdom (the “FCA”) whose contact address is at 12 Endeavour Square, London E20 1JN (or such address provided from time to time at www.fca.org.uk/contact). Certain provisions proscribed by the FCA’s Handbook of Rules and Guidance as published by the FCA (the “FCA Rules”) are set out in Exhibit B hereto.  Notwithstanding anything herein to the contrary, to the extent that there is deemed to be a conflict as between the FCA Rules and the US federal laws, rules and regulations applicable to the Fund and the Sub-Advisor’s duties hereunder, such US federal laws, rules and regulations shall be deemed to apply in all cases.

2.         Duties of the Sub-Advisor.

(a)        Investments.  The Sub-Advisor is hereby authorized and directed, and hereby agrees, subject to the stated investment objectives, policies and restrictions of each Fund as set forth in such Fund’s prospectus and statement of additional information as currently in effect and as amended from time to time (collectively referred to as the “Prospectus”) and subject to the directions of the Advisor and the Trust’s Board of Trustees, to purchase, hold and sell investments for the Sub-Advisor Assets and to monitor such investments on an ongoing basis.  In providing these services, the Sub‑Advisor will conduct an ongoing program of investment, evaluation and, if appropriate, sale and reinvestment of the Sub-Advisor Assets.  The Advisor agrees to provide the Sub‑Advisor information concerning (i) a Fund; (ii) its assets available or to become available for investment; and (iii) the conditions of a Fund’s or the Trust’s affairs as relevant to the Sub-Advisor.

(b)        Compliance with Applicable Laws, Governing Documents and Trust Compliance Procedures.  In the performance of its duties and obligations under this Agreement, the Sub-Advisor shall, with respect to Sub-Advisor Assets, (i) act in conformity with:  (A) the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws; (B) the Prospectus; (C) the policies and procedures for compliance by the Trust with the Federal Securities Laws (as that term is defined in Rule 38a-1 under the 1940 Act) provided to the Sub-Advisor (together, the “Trust Compliance Procedures”); and (D) the instructions and directions received in writing from the Advisor or the Trustees of the Trust; and (ii) conform to and comply with the requirements of the 1940 Act, the Advisers Act, and all other federal laws applicable to registered investment companies’ and Sub-Advisors’ duties under this Agreement.  The Advisor will provide the Sub-Advisor with any materials or information that the Sub‑Advisor may reasonably request to enable it to perform its duties and obligations under this Agreement.

The Advisor will provide the Sub-Advisor with reasonable advance notice, in writing, of:  (i) any change in a Fund’s investment objectives, policies and restrictions as stated in the Prospectus; (ii) any material change to the Trust’s Declaration of Trust or By-Laws; or (iii) any material change in the Trust Compliance Procedures; and the Sub-Advisor, in the performance of its duties and obligations under this Agreement, shall manage the Sub-Advisor Assets consistently with such changes, provided the Sub-Advisor has received such prior notice of the effectiveness of such changes from the Trust or the Advisor.  In addition to such notice, the Advisor shall provide to the Sub-Advisor a copy of a modified Prospectus and copies of the revised Trust Compliance Procedures, as applicable, reflecting such changes.  The Sub-Advisor hereby agrees to provide to the Advisor in a timely manner, in writing, such information relating to the Sub-Advisor and its relationship to, and actions for, a Fund as may be required to be contained in the Prospectus or in the Trust’s registration statement on Form N-1A, or otherwise as reasonably requested by the Advisor.  The Sub-Advisor further agrees to notify the Advisor immediately of any statement, known by the Sub-Advisor and relating to the Sub-Advisor and its relationship to, and actions for, a Fund, that is contained in the Prospectus or in the Trust’s registration statement on Form N-1A and becomes untrue in any material respect.

In order to assist the Trust and the Trust’s Chief Compliance Officer (the “Trust CCO”) to satisfy the requirements contained in Rule 38a-1 under the 1940 Act, the Sub‑Advisor shall provide to the Trust CCO:  (i) direct access to the Sub-Advisor’s chief compliance officer (the “Sub-Advisor CCO”), as reasonably requested by the Trust CCO; (ii) quarterly reports confirming that the Sub-Advisor has complied with the Trust Compliance Procedures in managing the Sub-Advisor Assets; and (iii) quarterly certifications that there were no Material Compliance Matters (as that term is defined by Rule 38a-1(e)(2)) that arose under the Trust Compliance Procedures that related to the Sub-Advisor’s management of the Sub-Advisor Assets.

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(c)        Sub-Advisor Compliance Policies and Procedures.  The Sub-Advisor shall promptly provide the Trust CCO with copies of: (i) the Sub-Advisor’s policies and procedures for compliance by the Sub-Advisor with the Federal Securities Laws (together, the “Sub-Advisor Compliance Procedures”), and (ii) any material changes to the Sub-Advisor Compliance Procedures.  The Sub-Advisor shall cooperate fully with the Trust CCO so as to facilitate the Trust CCO’s performance of the Trust CCO’s responsibilities under Rule 38a-1 to review, evaluate and report to the Trust’s Board of Trustees on the operation of the Sub-Advisor Compliance Procedures, and shall promptly report to the Trust CCO any Material Compliance Matter arising under the Sub-Advisor Compliance Procedures involving the Sub-Advisor Assets.  The Sub-Advisor shall provide to the Trust CCO: (i) quarterly reports confirming the Sub-Advisor’s compliance with the Sub-Advisor Compliance Procedures in managing the Sub-Advisor Assets, and (ii) certifications that there were no Material Compliance Matters involving the Sub-Advisor that arose under the Sub-Advisor Compliance Procedures that affected the Sub-Advisor Assets.  At least annually, the Sub-Advisor shall provide a certification to the Trust CCO to the effect that the Sub-Advisor has in place and has implemented policies and procedures that are reasonably designed to ensure compliance by the Sub-Advisor with the Federal Securities Laws.

(d)       Voting of Proxies.  Unless otherwise instructed by the Advisor or the Trust, the Sub-Advisor shall have the power, discretion and responsibility to vote, either in person or by proxy, all securities in which the Sub-Advisor Assets may be invested from time to time, and shall not be required to seek instructions from the Advisor, the Trust or a Fund.  The Sub-Advisor shall also provide its Proxy Voting Policy (the “Proxy Policy”), and, if requested by the Advisor, a summary of such Proxy Policy suitable for including in the Prospectus, and will provide the Advisor with any material amendment to the Proxy Policy within a reasonable time after such amendment has taken effect.  If both the Sub-Advisor and another person managing assets of a Fund have invested in the same security, the Sub-Advisor and such other entity will each have the power to vote its pro rata share of the security.

(e)        Agent.  Subject to any other written instructions of the Advisor or the Trust, the Sub-Advisor is hereby appointed the Advisor’s and the Trust’s agent and attorney-in-fact for the limited purposes of executing account documentation, agreements, contracts and other documents as the Sub-Advisor shall be requested by brokers, dealers, counterparties and other persons in connection with its management of the Sub-Advisor Assets, provided that, the Sub-Advisor’s actions in executing such documents shall comply with federal regulations, all other federal laws applicable to registered investment companies and the Sub-Advisor’s duties and obligations under this Agreement and the Trust’s governing documents. Such documents and agreements shall limit the counterparty’s recourse to the Sub-Advisor Assets.

(f)        Brokerage.  The Sub-Advisor will place orders pursuant to the Sub-Advisor’s investment determinations for a Fund either directly with an issuer or with any broker or dealer selected by the Sub-Advisor, pursuant to this paragraph and Exhibit B.  In executing portfolio transactions and selecting brokers or dealers, the Sub-Advisor will use its best efforts to seek, on behalf of a Fund, the best overall execution available.  In assessing the best overall terms available for any transaction, the Sub-Advisor shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Sub-Advisor may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”)) provided to a Fund and/or other accounts over which the Sub-Advisor may exercise investment discretion.  The Sub-Advisor is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Funds that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Sub-Advisor to a Fund.  Such authorization is subject to termination at any time by the Board of Trustees of the Trust for any reason.

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In addition, the Sub-Advisor is authorized to allocate purchase and sale orders for portfolio securities to brokers or dealers that are affiliated with the Advisor, the Sub-Advisor, the Trust’s principal underwriter, or other sub-advisors (if applicable) only if the Sub-Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms, and provided that the transactions are consistent with the Trust’s Rule 17e-1 and Rule 10f-3 procedures.  The Advisor will identify all brokers and dealers affiliated with the Trust, the Advisor, and the Trust’s principal underwriter (and the other sub-advisors of the Fund, to the extent such information is necessary for the Sub-Advisor to comply with applicable federal securities laws), other than those whose sole business is the distribution of mutual fund shares, who effect securities transactions for customers.  The Advisor shall promptly furnish a written notice to the Sub-Advisor if the information so provided is no longer accurate.

In connection with its management of the Sub-Advisor Assets and consistent with its fiduciary obligation to the Sub-Advisor Assets and other clients, the Sub-Advisor, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities or futures contracts to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution.  In such event, allocation of the securities or futures contracts so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Advisor in accordance with and subject to the FCA Rules, as further described in Exhibit B and applicable US laws, rules and regulations consistent with the terms of Section 2(b)(ii) herein.

(g)        Securities Transactions.  In no instance will any Fund’s portfolio securities be purchased from or sold to the Advisor, the Sub-Advisor, the Trust’s principal underwriter, or any affiliated person the Trust, the Advisor, the Sub-Advisor or the Trust’s principal underwriter, acting as principal in the transaction, except to the extent permitted by the 1940 Act and the rules thereunder, including Rule 17a-7, and any applicable exemptive order issued by the SEC or No-Action Letters issued by the SEC staff.

The Sub-Advisor acknowledges that the Advisor and the Trust may rely on Rule 17a-7, Rule 17a-10, Rule 10f-3, Rule 12d3-1 and Rule 17e-1 under the 1940 Act, and the Sub-Advisor hereby agrees that it shall not consult with any other sub-advisor to the Fund with respect to transactions in securities for the Sub-Advisor Assets or any other transactions of Fund assets.

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The Sub-Advisor is authorized to engage in transactions in which the Sub‑Advisor, or an affiliate of the Sub-Advisor, acts as a broker for both the Fund and for another party on the other side of the transaction (“agency cross transactions”).  The Sub-Advisor shall effect any such agency cross transactions in compliance with Rule 206(3)-2 under the Advisers Act and any other applicable provisions of the federal securities laws and shall provide the Advisor with periodic reports describing such agency cross transactions.  By execution of this Agreement, the Advisor authorizes the Sub-Advisor or its affiliates to engage in agency cross transactions, as described above.  The Advisor may revoke its consent at any time by written notice to the Sub-Advisor.

The Sub-Advisor hereby represents that it has implemented policies and procedures that will prevent the disclosure by it, its employees or its agents of the Trust’s portfolio holdings to any person or entity other than the Advisor, the Trust’s custodian, or other persons expressly designated by the Advisor.

(h)        Code of Ethics.  The Sub-Advisor hereby represents that it has adopted policies and procedures and a code of ethics that meet the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.  Copies of such policies and procedures and code of ethics and any changes or supplements thereto shall be delivered to the Advisor and the Trust, and any material violation of such policies, and procedures and code of ethics by personnel of the Sub-Advisor, the sanctions imposed in response thereto, and any issues arising under such policies, and procedures and code of ethics shall be reported to the Advisor and the Trust at the times and in the format reasonably requested by the Advisor and the Board of Trustees.

(i)         Books and Records.  The Sub-Advisor shall maintain separate detailed records of all matters pertaining to the Sub-Advisor Assets, including, without limitation, brokerage and other records of all securities transactions.  Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 promulgated under the 1940 Act that are prepared or maintained by the Sub-Advisor on behalf of the Trust are the property of the Trust and will be surrendered promptly to the Trust upon request.  The Sub-Advisor further agrees to preserve for the periods prescribed in Rule 31a-2 under the 1940 Act the records required to be maintained under Rule 31a-1 under the 1940 Act.

(j)         Information Concerning Sub-Advisor Assets and the Sub-Advisor.  From time to time as the Advisor, and any consultants designated by the Advisor, or the Trust may request, the Sub-Advisor will furnish the requesting party reports on portfolio transactions and reports on Sub-Advisor Assets held in the portfolio, all in such detail as the Advisor, its consultant(s) or the Trust may reasonably request.  The Sub-Advisor will provide the Advisor with information (including information that is required to be disclosed in the Prospectus) with respect to the portfolio managers responsible for Sub‑Advisor Assets, any changes in the portfolio managers responsible for Sub-Advisor Assets, any changes in the ownership or management of the Sub-Advisor, or of material changes in the control of the Sub-Advisor.  The Sub-Advisor will promptly notify the Advisor of any pending investigation, material litigation, administrative proceeding or any other significant regulatory inquiry.  Upon reasonable request, the Sub-Advisor will make available its officers and employees to meet with the Trust’s Board of Trustees to review the Sub-Advisor Assets.

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(k)        Valuation of Sub-Advisor Assets.  The Sub-Advisor or its valuation delegate (as contemplated by the Trust’s Valuation Procedures) agree to monitor the Sub-Advisor Assets and to promptly notify the Advisor on any day that the Sub‑Advisor or its valuation delegate determine that the price of any security or other investment held in the Sub-Advisor Assets may not accurately reflect the fair value thereof. As requested by the Advisor or its Valuation Committee, the Sub-Advisor and its valuation delegate hereby agree to provide additional assistance to the Advisor or its Valuation Committee and the Trust’s pricing agents in valuing Sub‑Advisor Assets held in the portfolio.  The Sub-Advisor agrees that it will act, at all times, in accordance with the Trust’s Valuation Procedures, and will provide such certifications or sub-certifications relating to its compliance with the Trust’s Valuation Procedures as reasonably may be requested, from time to time, by the Advisor, its Valuation Committee or the Trust.

The Sub-Advisor also will provide such information or perform such additional acts as are customarily performed by a Sub-Advisor and may be required for a Fund or the Advisor to comply with their respective obligations under applicable federal securities laws, including, without limitation, the 1940 Act, the Advisers Act, the 1934 Act, the Securities Act of 1933, as amended (the “Securities Act”), and any rule or regulation thereunder.

(l)         Custody Arrangements.  The Sub-Advisor, on each business day, shall provide the Advisor, its consultant(s) and the Trust’s custodian such information as the Advisor and the Trust’s custodian may reasonably request relating to all transactions concerning the Sub-Advisor Assets.

(m)       Historical Performance Information.  To the extent agreed upon by the parties, the Sub-Advisor will provide the Trust with historical performance information on similarly managed investment companies or for other accounts to be included in the Prospectus or for any other uses permitted by applicable law.

(n)        Regulatory Examinations.  The Sub-Advisor will cooperate promptly and fully with the Advisor and/or the Trust in responding to any regulatory or compliance examinations or inspections (including information requests) relating to the Trust, the Fund or the Advisor brought by any governmental or regulatory authorities having appropriate jurisdiction (including, but not limited to, the SEC).

3.         Independent Contractor.  In the performance of its duties hereunder, the Sub‑Advisor is and shall be an independent contractor and, unless otherwise expressly provided herein or otherwise authorized in writing, shall have no authority to act for or represent a Fund, the Trust or the Advisor in any way or otherwise be deemed an agent of a Fund, the Trust or the Advisor.

4.         Services to Other Clients.  Nothing herein contained shall limit the freedom of the Sub-Advisor or any affiliated person of the Sub-Advisor to render investment advisory, supervisory and other services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.  It is understood that the Sub-Advisor may give advice and take action for its other clients that may differ from advice given, or the timing or nature of action taken, for a Fund.  The Sub-Advisor is not obligated to initiate transactions for a Fund in any security that the Sub-Advisor, its principals, affiliates or employees may purchase or sell for its or their own accounts or other clients.

5.         Expenses.  During the term of this Agreement, the Sub-Advisor will pay all expenses incurred by it in connection with its activities under this Agreement, other than the costs of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased or otherwise acquired, or sold or otherwise disposed of, for a Fund.  The Sub-Advisor, at its sole expense, shall employ or associate itself with such persons as it believes to be particularly fitted to assist it in the execution of its duties under this Agreement.  The Trust or the Advisor, as the case may be, shall reimburse the Sub-Advisor for any expenses as may be reasonably incurred by the Sub-Advisor, at the request of and on behalf of a Fund or the Advisor.  The Sub-Advisor shall keep and supply to the Trust and the Advisor reasonable records of all such expenses.

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6.         Compensation.  For the services provided and the expenses assumed with respect to a Fund pursuant to this Agreement, the Sub-Advisor will be entitled to the fee listed for the Fund(s) on Exhibit A.  Such fees will be computed in accordance with Exhibit A.

If this Agreement is terminated prior to the end of any calendar quarter, the fee shall be prorated for the portion of any quarter in which this Agreement is in effect according to the proportion which the number of calendar days, during which this Agreement is in effect, bears to the number of calendar days in the quarter, and shall be payable within ten (10) days after the date of termination.

7.         Representations and Warranties of the Sub-Advisor.  The Sub-Advisor represents and warrants to the Advisor and the Trust as follows:

(a)        The Sub-Advisor is registered as an investment adviser under the Advisers Act;

(b)        The Sub-Advisor is a limited company, duly organized and validly existing under the laws of England and Wales, with the power to own and possess its assets and carry on its business as it is now being conducted;

(c)        The execution, delivery and performance by the Sub-Advisor of this Agreement are within the Sub-Advisor’s powers and have been duly authorized by all necessary action on the part of its governing body and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub‑Advisor for the execution, delivery and performance by the Sub-Advisor of this Agreement, and the execution, delivery and performance by the Sub-Advisor of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation; (ii) the Sub-Advisor’s governing instruments; or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Sub-Advisor.; and

(d)       The Form ADV of the Sub-Advisor previously provided to the Advisor is a true and complete copy of the form as currently filed with the SEC and the information contained therein is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading.  The Sub-Advisor will promptly provide the Advisor and the Trust with a complete copy of all subsequent amendments to its Form ADV.

8.         Representations and Warranties of the Advisor.  The Advisor represents and warrants to the Sub-Advisor and the Trust as follows:

(a)        The Advisor is registered as an investment adviser under the Advisers Act;

(b)        The Advisor is a limited liability company duly organized and validly existing under the laws of the State of Delaware, with the power to own and possess its assets and carry on its business as it is now being conducted;

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(c)        The execution, delivery and performance by the Advisor of this Agreement are within the Advisor’s powers and have been duly authorized by all necessary action on the part of its Board of Directors and the Trust’s Board of Trustees, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Advisor or the Trust for the execution, delivery and performance by the Advisor of this Agreement, and the execution, delivery and performance by the Advisor of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation; (ii) the Advisor’s governing instruments; or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Advisor;

(d)       The Advisor acknowledges that it received a copy of the Sub-Advisor’s Form ADV prior to the execution of this Agreement, which was provided by the Sub-Advisor;

(e)        The Advisor and the Trust have duly entered into the Advisory Agreement pursuant to which the Trust authorized the Advisor to enter into this Agreement;

(f)        The Advisor and the Trust have policies and procedures designed to detect and deter disruptive trading practices, including “market timing,” and the Advisor and the Trust each agree that they will continue to enforce and abide by such policies and procedures, as amended from time to time, and comply with all existing and future laws relating to such matters or to the purchase and sale of interests in the Funds generally; and

(g)        the Sub-Advisor’s appointment hereunder is only in respect of the performance of the specific portfolio management services set out in this Agreement, and not in respect of any other functions required to be performed by an alternative investment fund manager for the purposes of the AIFMD (an “AIFM”), including but not limited to any function comprising risk management within the meaning of that term pursuant to the AIFMD, and accordingly the Sub-Advisor is not and shall not be the AIFM of any Fund or the Trust. For the purposes of the foregoing, “AIFMD” means Directive 2011/61/EU of the European Parliament and the Council of the European Union on alternative investment fund managers and any applicable implementing legislation, regulations or rules thereunder (including, without limitation, Commission Delegated Regulation (EU) No 231/2013 and the U.K. Alternative Investment Fund Managers Regulations 2013) in each case as may be altered, amended, added to or cancelled from time to time.

9.         Survival of Representations and Warranties; Duty to Update Information.  All representations and warranties made by the Sub-Advisor and the Advisor pursuant to Sections 7 and 8 of this Agreement, respectively, shall survive for the duration of this Agreement and the parties hereto shall promptly notify each other in writing upon becoming aware that any of the foregoing representations and warranties are no longer true.

10.       Liability and Indemnification.

(a)        Liability.  The duties of the Sub-Advisor shall be confined to those expressly set forth herein, with respect to the Sub-Advisor Assets.  The Sub-Advisor shall not be liable for any loss arising out of any portfolio investment or disposition hereunder, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder, except as may otherwise be provided under provisions of applicable state law that cannot be waived or modified hereby.  Under no circumstances shall the Sub‑Advisor be liable for any loss arising out of any act or omission taken by another sub-advisor, or any other third party, in respect of any portion of the Trust’s assets not managed by the Sub-Advisor pursuant to this Agreement.  Under no circumstances shall either party hereto be liable to the other for special, punitive or consequential damages, arising under or in connection with this Agreement, even if previously informed of the possibility of such damages.

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(b)        Indemnification.  The Sub-Advisor shall indemnify the Advisor, the Trust and each Fund, and their respective affiliates and controlling persons (the “Fund Indemnified Persons”) for any liability and expenses, including reasonable attorneys’ fees, which a Fund Indemnified Person sustains as a result of the Sub-Advisor’s breach of this Agreement or its representations and warranties herein, willful misfeasance, bad faith, negligence, reckless disregard of its duties hereunder, or violation of applicable law; provided, however, that the Fund Indemnified Persons shall not be indemnified for any liability or expenses to the extent such liability or expenses result from the Advisor’s breach of this Agreement or its representations and warranties herein, willful misfeasance, bad faith, negligence, reckless disregard of its duties hereunder, or violation of applicable law.

The Advisor shall indemnify the Sub-Advisor, its affiliates and its controlling persons (the “Sub-Advisor Indemnified Persons”) for any liability and expenses, including reasonable attorneys’ fees, which a Sub-Advisor Indemnified Person sustains as a result of the Advisor’s breach of this Agreement or its representations and warranties herein, willful misfeasance, bad faith, negligence, reckless disregard of its duties hereunder, or violation of applicable law; provided, however, that the Sub-Advisor Indemnified Persons shall not be indemnified for any liability or expenses to the extent such liability or expenses result from the Sub-Advisor’s breach of this Agreement or its representations and warranties herein, willful misfeasance, bad faith, negligence, reckless disregard of its duties hereunder, or violation of applicable law.

11.       Duration and Termination.

(a)        Duration.  This Agreement, unless sooner terminated as provided herein, shall for the Fund(s) listed on Exhibit A attached hereto remain in effect from the date of execution (the “Effective Date”), until two years from the Effective Date, and thereafter, for periods of one year, so long as such continuance thereafter is specifically approved at least annually (i) by the vote of a majority of those Trustees of the Trust who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of each Fund (except as such vote may be unnecessary pursuant to relief granted by an exemptive order from the SEC).  The foregoing requirement that continuance of this Agreement be “specifically approved at least annually” shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

(b)        Termination.  This Agreement may be terminated as to any Fund at any time, without the payment of any penalty by: (i) the vote of a majority of the Trustees of the Trust, the vote of a majority of the outstanding voting securities of the Fund, or the Advisor, or (ii) the Sub-Advisor on not less than ninety (90) days written notice to the Advisor and the Trust.  This Agreement may also be terminated as to any Fund at any time by any party hereto immediately upon written notice to the other parties in the event of a breach of any provision to this Agreement by any of the parties.

This Agreement shall not be assigned and shall terminate automatically in the event of its assignment, except as provided otherwise by any rule, exemptive order issued by the SEC, or No-Action Letter provided or pursuant to the 1940 Act, or upon the termination of the Advisory Agreement.  This Agreement shall also terminate automatically if the Sub-Advisor ceases to be authorized and regulated by the FCA or is unable to carry out its duties under this Agreement because it has ceased to hold the necessary authorizations.  In the event that there is a proposed change in control of the Sub‑Advisor that results in an assignment of the Agreement, or the Sub-Advisor resigns, both of which would act to terminate this Agreement, the Sub-Advisor agrees to assume all reasonable costs and expenses (including the costs of mailing) associated with the preparation of an information statement, as required by the exemptive order issued by the SEC to the Trust and the Advisor with respect to the appointment of sub-advisors absent shareholder approval.

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This Agreement shall extend to and bind the heirs, executors, administrators and successors of the parties hereto.

12.       Amendment.  This Agreement may be amended by mutual consent of the parties, provided that the terms of any material amendment shall be approved by:  (a) the Trust’s Board of Trustees or by a vote of the majority of a Fund's outstanding securities, and (b) the vote of a majority of those Trustees of the Trust who are not interested persons of any party to this Agreement cast in accordance with the requirements of the 1940 Act and the rules and regulations thereunder or in accordance with such regulatory guidance, interpretations or exemptive relief issued by the SEC or its staff from time to time.  Exhibit A hereto may be amended at any time to add additional Funds as agreed by the Advisor and the Sub-Advisor and approved by the Trust’s Board of Trustees.

13.       Confidentiality.  Any information or recommendations supplied by either the Advisor or the Sub-Advisor, that are not otherwise in the public domain or previously known to the other party in connection with the performance of its obligations and duties hereunder, including portfolio holdings of the Trust, financial information or other information relating to a party to this Agreement, are to be regarded as confidential (“Confidential Information”) and held in the strictest confidence.  Except as may be required by applicable law or rule or as requested by regulatory authorities having jurisdiction over a party to this Agreement, Confidential Information may be used only by the party to which said information has been communicated and such other persons as that party believes are necessary to carry out the purposes of this Agreement, including the custodian, and such persons as the Advisor may designate in connection with the Sub-Advisor Assets.  The Advisor may disclose information relating to its fee arrangement with the Sub-Advisor, Sub-Advisor performance information, and similar information, to investors in the Funds, clients and prospective clients.  Nothing in this Agreement shall be construed to prevent the Sub-Advisor from giving other entities investment advice about, or trading on their behalf, in the securities of a Fund or the Advisor.

14.       Use of Sub-Advisor’s Name.  During the term of this Agreement, the Advisor shall have permission to use the Sub-Advisor’s name in the marketing of the Fund, and agrees to furnish the Sub-Advisor at its principal office all prospectuses, proxy statements and reports to shareholders prepared for distribution to shareholders of the Fund or the public, which refer to the Sub-Advisor in any way.

15.       Notice.  Any notice, advice or report to be given pursuant to this Agreement shall be deemed sufficient if delivered or mailed by registered, certified or overnight mail, postage prepaid addressed by the party giving notice to the other party at the last address furnished by the other party.  Delivery of any such notice, advice or report shall also be deemed sufficient if emailed by the party giving notice to the other party at the last known email address, provided that delivery thereof is subsequently verified by the party giving notice through telephone, read receipt, or a reply thereto.

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(a)        If to the Advisor:

Mercer Investments LLC

99 High Street

Boston, MA  02110

Attention:  Global Chief Investments Counsel

Email:  colin.dean@mercer.com

(b)        If to the Sub-Advisor:

            BennBridge Ltd

            Eagle House

            108-110 Jermyn Street

            London, SW1Y 6EE

            Attention: Chief Compliance Officer

            Email: Ashleigh.simms@bennbridge.com and compliance@bennbridge.com

16.       Third-Party Beneficiaries.  The parties hereto acknowledge and agree that the Trust and the Fund(s) are third-party beneficiaries as to the covenants, obligations, representations, and warranties undertaken by the Sub-Advisor under this Agreement and as to the rights and privileges to which the Advisor is entitled pursuant to this Agreement, and that the Trust and the Fund(s) are entitled to all of the rights and privileges associated with such third‑party-beneficiary status.  This Agreement does not, and is not intended to, create any other third-party beneficiary, or otherwise confer any rights, privileges, claims or remedies upon any shareholder or other person other than the Trust, the Fund(s), and the parties and their respective successors and permitted assigns.

17.       Governing Law and Forum Selection.  This Agreement shall be governed by the internal laws of the State of New York without regard to conflict of law principles; provided, however that nothing herein shall be construed as being inconsistent with the 1940 Act, the Advisers Act, the rules and regulations thereunder, or such regulatory guidance, interpretations or exemptive relief issued by the SEC or its staff from time to time.  Any legal suit, action or proceeding related to, arising out of, or concerning this Agreement shall be brought only in the U.S. District Court for the Southern District of New York, or if such action may not be brought in that court, then such action shall be brought in the New York Supreme Court (the “Designated Courts”).  Each party (a) consents to jurisdiction in the Designated Courts; (b) waives any objection to venue in either Designated Court, and (c) waives any objection that either Designated Court is an inconvenient forum.  For any action commenced in the New York Supreme Court, application shall be submitted to the Commercial Division.

18.       Entire Agreement.  This Agreement embodies the entire agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings relating to this Agreement’s subject matter.  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

19.       Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

20.       Certain Definitions.  For the purposes of this Agreement and except as otherwise provided herein, “interested person,” “affiliated person,” “affiliates,” “controlling persons” and “assignment” shall have their respective meanings as set forth in the 1940 Act, subject, however, to such exemptions as may be granted by the SEC, and the term “Fund” or “Funds” shall refer to those Fund(s) for which the Sub-Advisor provides investment management services and as are listed on Exhibit A to this Agreement.

11

21.       Captions.  The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.

IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first written above.

ADVISOR

MERCER INVESTMENTS LLC

By:

Name:       Larry Vasquez

Title:         Vice President

SUB-ADVISOR

BENNBRIDGE LTD

By:

Name:

Title:

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EXHIBIT A

SUB-ADVISORY AGREEMENT

BETWEEN MERCER INVESTMENTS LLC

AND

BENNBRIDGE LTD

August 1, 2024

MERCER EMERGING MARKETS EQUITY FUND

FEE SCHEDULE

0.43% on Sub-Advisor assets.

To the extent permitted by applicable law and regulation, for those clients of the Advisor or any that the Advisor or any affiliate of the Advisor serves as discretionary investment manager, assets managed in the same investment strategy by the Sub-Advisor will be considered when determining the fee rate payable hereunder.  For the avoidance of doubt, assets for this purpose shall include clients of the Advisor for which the Sub-Advisor acts as sub-advisor in the same investment strategy even if those clients are not registered investment companies.

Computation

As soon as practicable after the end of each calendar quarter, the Sub-Advisor shall send to the Advisor a calculation (the “Calculation”) in reasonable detail of the fee for the calendar quarter then ended as of the close of business on the last day of such calendar quarter.  The Advisor may approve or disapprove the Calculation within ten (10) business days of its receipt.  In the event that the Calculation has been accurately prepared in accordance with the terms of this Agreement, the Advisor shall pay the fee to the Sub-Advisor.  In the event of a dispute between the parties regarding the accuracy of the Calculation, it is hereby agreed that all discussions in resolution of such dispute will be conducted promptly and in good faith.

The foregoing fee shall be accrued for each calendar day and the sum of the daily fee accruals shall be paid quarterly in arrears by the Advisor to the Sub-Advisor as described herein.  The daily fee accruals will be computed by multiplying the fraction of one over the number of calendar days in the year by the applicable annual rate set forth in the schedule above and multiplying this product by the net assets of the Sub-Advisors Assets, as determined in accordance with the Prospectus as of the close of business on the previous business day on which the Trust was open for business.  If this Agreement is terminated prior to the end of any calendar quarter, the fee shall be prorated for the portion of any quarter in which this Agreement is in effect according to the proportion which the number of calendar days, during which this Agreement is in effect, bears to the number of calendar days in the quarter.

EXHIBIT B

FCA Provisions

1.         In this Exhibit, the following words have the following meanings:

“Broker” means a broker, dealer or other entity with which the Sub-Advisor places, on behalf of the relevant Fund, an order relating to one or more investments for execution by that broker, dealer or other entity.

“Execution Factors” has the meaning given to it in the Sub-Advisor best execution policy, which has been separately provided to the Advisor.

“Limit Order” has the meaning given to it in the rules of the FCA.

“Trading Venue” has the meaning given to it in the rules of the FCA.

2.         Regulatory Status

2.1       The Sub-Advisor has categorised each of the Advisor and the Fund as a Professional Client (as defined in the FCA Rules) and the Sub-Advisor will provide its services under this Agreement on that basis.

2.3       Each of the Advisor and the Trust has the right to request the Sub-Advisor categorises it as a retail client (as defined in the FCA Rules) either generally or in specific circumstances.  However, it is the Sub-Advisor’s policy not to agree to such requests.

3.         Communications

3.1       Except as otherwise specified in this Agreement, the Advisor and the Sub-Advisor may communicate by letter, email, telephone, video chat or any other form of communication agreed             with the Sub-Advisor.  All communication shall be in English.

4.         Duties of the Sub-Advisor

4.1       Under the FCA Rules, the Sub-Advisor is required to establish an appropriate method of evaluation and comparison, based on the investment objectives of the Portfolio, so as to enable it to assess its performance.  The Sub-Advisor hereby notifies the Advisor that this method shall be comparing and evaluating absolute returns of the Fund against relevant benchmarks.

4.2       The Sub-Advisor is required to provide to the Advisor a description of the nature and risks of investments in financial instruments that it is permitted to make in the management and investment of the Portfolio.  The Advisor acknowledges and confirms that the Sub-Advisor has separately provided it with an updated risk disclosure document which sets out the descriptions and information.

5.         Execution of Orders and Transactions

5.1       The parties agree that, when executing transactions in investments on behalf of the Fund or placing orders relating to investments on behalf of the Fund with Brokers for execution by those Brokers, the Sub-Advisor shall (except to the extent that it is following a proper instruction from the Advisor in relation to the execution of an order) owe to the Advisor a duty to take all sufficient steps to obtain the best possible result for the Advisor, taking into account the Execution Factors that are relevant to the execution or placing of that order under the terms of the Sub-Advisor’s best execution policy.

5.2       The Advisor acknowledges and confirms that the Sub-Advisor has separately provided it with a copy of the Sub-Advisor’s best execution policy.

5.3       By signing this Agreement, the Advisor hereby expressly consents to:

            a)         the Sub-Advisor’s best execution policy; and

            b)         the execution outside of a Trading Venue of the Advisor’s orders relating to investments.

5.4       Subject to the FCA Rules, the Sub-Advisor may, when executing transactions in investments on behalf of the Advisor or placing orders relating to investments on behalf of the Advisor with Brokers for execution by those Brokers, aggregate those transactions or orders with those of one or more of the Sub-Advisor’s other clients.  Aggregation may on some occasions operate to the disadvantage of the Advisor.

5.5       To the extent that the Sub-Advisor places a Limit Order for the sale or purchase of equities on behalf of the Advisor with a Broker for execution by that Broker  the Sub-Advisor shall not make public (and agrees to use reasonable endeavours to procure that the Broker does not make public) the details of that Limit Order unless the Sub-Advisor considers, in its absolute discretion, that it is appropriate for such details to be made public (which shall, without limitation, be deemed to include where the relevant Broker makes the relevant details of that Limit Order public in circumstances where the Sub-Advisor has given the Broker discretion to do so).

6.         Reporting

            In addition to the express reporting obligations contained in either this Agreement or via any side-letter to this Agreement, in accordance with the FCA Rules, the Sub-Advisor shall provide the Advisor with a periodic statement (or shall procure that such a statement is provided to the Advisor) at such frequency, and containing such information, as is required by the FCA Rules.

7.         Inducements

7.1       Under the FCA Rules, in the course of providing portfolio management services hereunder, the Sub-Advisor is prohibited from accepting and retaining any fees, commissions or monetary benefits or accepting any non-monetary benefits (other than acceptable minor non-monetary benefits), where these are paid or provided by any third party or a person acting on their behalf.

7.2       Where the Sub-Advisor receives any such fees, commissions or monetary benefits, other than minor non-monetary benefits, it will transfer these to the Advisor and will inform the Advisor of any such fees, commissions or monetary benefits that were received and transferred during the period.

8.         Conflicts of Interest

8.1       The Sub-Advisor has in place a conflicts of interest policy which sets out the types of actual or potential conflicts of interest in accordance with FCA Rules which affect the Sub-Advisor’s business and specifies the procedures that it follows and the measures it has taken to identify, prevent or manage conflicts in a way that ensures fair treatment for the Fund.

8.2       The Advisor acknowledges and confirms that the Sub-Advisor has separately provided to it a copy of the Sub-Advisor’s conflicts of interest policy.

8.3       The Advisor acknowledges that the Sub-Advisor and its directors, officers, personnel, or affiliates may from time-to-time act as investment manager, investment adviser, manager, director, or dealer in relation to, or be otherwise involved in funds or accounts other than the Fund which have similar or different objectives to those of the Fund.  The Sub-Advisor or any of its affiliates or any person connected with them may invest in directly or indirectly or manage or advise other investment funds or accounts which invest in assets which may also be purchased or sold by the Fund.  None of the Sub-Advisor, any of its affiliates or any person connected with them is under any obligation to offer investment opportunities of which any of them becomes aware to the Fund or to account to the Fund in respect of (or share with the Fund or inform the Fund of) any such transaction or any benefit received by any of them from any such transaction.

8.4       The Sub-Advisor hereby notifies the Advisor that, in certain circumstances, the organisational and administrative arrangements established by the Sub-Advisor to prevent or manage a particular conflict may not be sufficient to ensure, with reasonable confidence, that the risk of damage to the interests of clients will be prevented.

9.         Recording of Telephone Calls and Electronic Communications

9.1       The Sub-Advisor hereby notifies the Advisor that telephone and electronic communications and conversations between the Sub-Advisor and the Advisor that result or may result in activities in financial instruments (as more particularly provided under the FCA Rules) will be recorded.

9.2       Records will be provided to the Advisor upon request.

9.3       The Advisor shall use reasonable endeavours to notify its personnel that conversations with the Sub-Advisor will or may be recorded.

10.       Complaints

10.1     The Sub-Advisor has in operation a complaints management policy in accordance with the FCA Rules for the effective consideration and proper handling of complaints from customers.  This policy is available on request.

10.2     Any complaints should be referred to the Chief Compliance Officer of the Sub-Advisor.

10.3     Neither the Trust nor the Advisor, as Professional Clients, has a right of complaint to the Financial Ombudsman Service in respect of any act or omission of the Sub-Advisor which is or is alleged to be in breach of the FCA Rules.

11.       Compensation

            FCA-regulated business conducted by the Sub-Advisor pursuant to this Agreement is covered by the Financial Services Compensation Scheme to the extent that the Fund or the Advisor is an “eligible claimant” (as defined in the FCA Rules).  The Financial Services Compensation Scheme compensates eligible claimants for losses suffered as a result of the inability of an FCA-regulated firm to pay monies due, or satisfy obligations owed, to them (typically as a result of the firm’s insolvency).

12.       Client Money

The Sub-Advisor is not authorized to hold client money. Money and assets within the Fund shall be held in accordance with the custody arrangements and terms agreed by the Advisor.

13.       Research

The Sub-Advisor will not use the assets of the Fund to pay for “Research,” as such term is defined within the FCA Rules.